Hybrid Financial Instruments: Convertible debentures with embedded derivatives (Details) - Schedule of Debenture Host Debt Instrument	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [abstract]
As at January 1, 2024	$ 0
Additions	23,461,000
OID and Transaction issuance cost	(915,328)
Interest accrued	6,039,527
Interest paid in shares	(553,286)
Interest paid in cash	(1,796,105)
As at December 31, 2024	$ 26,235,808